Schedule of Fair Value Measured On Recurring Basis Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Reclassification of warrant liabilities to equity	$ 6,912
Conversion to Class A Common Stock in the Merger					$ 1,522
Issuance of inducement warrants				155
Earnout Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024	1,240	$ 1,240	$ 1,680	1,680
Reclassification of warrant liabilities to equity
Change in fair value included in net loss		(960)	(280)	(440)	(31,879)
Balance, September 30, 2025		280	1,400	1,240	1,680
Liabilities recognized in the Merger					33,559
Sale of warrants in the April 2025 Offering
Other warrants issued
Conversion to Class A Common Stock in the Merger
Exercise of warrants
Settlement of liability
Issuance of inducement warrants
Modification of warrants
Liability Classified Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024	6,859	6,859	2,139	2,139
Reclassification of warrant liabilities to equity		(6,912)
Change in fair value included in net loss		428	(625)	(804)	(1,415)
Balance, September 30, 2025		375	1,514	6,859	2,139
Liabilities recognized in the Merger					150
Sale of warrants in the April 2025 Offering				2,853	6,397
Other warrants issued					732
Conversion to Class A Common Stock in the Merger
Exercise of warrants				(4,242)	(3,393)
Settlement of liability					(332)
Issuance of inducement warrants				5,699
Modification of warrants				1,214
PIPE Make Whole Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024
Change in fair value included in net loss					(830)
Balance, September 30, 2025
Liabilities recognized in the Merger					2,071
Sale of warrants in the April 2025 Offering
Other warrants issued
Conversion to Class A Common Stock in the Merger
Exercise of warrants
Settlement of liability					(1,241)
Issuance of inducement warrants
Modification of warrants
SAFEs [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2024					1,512
Change in fair value included in net loss					10
Balance, September 30, 2025
Liabilities recognized in the Merger
Sale of warrants in the April 2025 Offering
Other warrants issued
Conversion to Class A Common Stock in the Merger					(1,522)
Exercise of warrants
Settlement of liability
Issuance of inducement warrants
Modification of warrants